Note 12 - Income Tax and Social Contribution - Income Taxes Reported (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Income tax expense - current	R$ (1,833.5)	R$ (5,332.3)	R$ (413.9)
Deferred tax expense on temporary differences	(246.1)	891.9	(732.5)
Deferred tax over taxes losses carryforwards movements in the current period	290.0	(638.9)	831.4
Total deferred tax (expense)/income	43.9	253.0	98.9
Total income tax expenses	R$ (1,789.6)	R$ (5,079.3)	R$ (315.0)